Summary of Significant Accounting Policies: Other Property, Plant and Equipment: Schedule of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2011
Building
Useful economic lives estimates (minimum years)	20
Useful economic lives estimates (maximum years)	45
Land Improvements
Useful economic lives estimates (minimum years)	20
Useful economic lives estimates (maximum years)	50
Machinery and Equipment
Useful economic lives estimates (minimum years)	7
Useful economic lives estimates (maximum years)	30
Transportation Equipment
Useful economic lives estimates (minimum years)	4
Useful economic lives estimates (maximum years)	15
Property, Plant and Equipment, Other Types
Useful economic lives estimates (minimum years)	4
Useful economic lives estimates (maximum years)	8